SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	$ 851,769		$ 674,537
Cash advance from related parties	$ 185,119	$ 111,059
Junze Zhang [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder and director of the Company
Total	$ 840,246		667,787
Cash advance from related parties	$ 180,151	95,608
Xinwen Yang [Member]
Related Party Transaction [Line Items]
Relationship	Director of the SDYL
Total	$ 4,968
Cash advance from related parties	$ 4,968
Qing Zuo [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the Board of ZDSE since December 20, 2018
Total	$ 6,555		$ 6,750
Cash advance from related parties		$ 15,451